COMMITMENTS AND CONTINGENCIES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES
Capital expenditure incurred	¥ 4,392	¥ 24,426